Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Net Liability for Post-Employment and Long-Term Employee Benefit Plans
The company’s net liability for post-employment and long-term employee benefit plans comprises the following at 31 Decembe
r
:

Million US dollar	2019	2018
Present value of funded obligations	(7 333)	(6 762)
Fair value of plan assets	5 442	5 059
Present value of net obligations for funded plans	(1 891)	(1 703)
Present value of unfunded obligations	(810)	(806)
Present value of net obligations	(2 701)	(2 509)
Unrecognized asset	(74)	(77)
Net liability	(2 775)	(2 586)
Other long-term employee benefits	(59)	(79)
Total employee benefits	(2 834)	(2 665)
Employee benefits amounts in the balance sheet:
Liabilities	(2 848)	(2 681)
Assets	14	16
Net liability	(2 834)	(2 665)

Summary of Changes in Unrecognized Assets
The changes in the unrecognized asset are as follows:

Million US dollar	2019	2018	2017
Irrecoverable surplus impact at 1 January	(77)	(111)	(168)
Interest expense	(7)	(10)	(17)
Changes excluding amounts included in interest expense	9	44	74

Irrecoverable surplus impact at 31 December	(74)	(77)	(111)

Summary of Employee Benefit Expense Recognized in Income Statement
The expense recognized in the income statement with regard to defined benefit plans can be detailed as follows:

Million US dollar	2019	2018	2017
Current service costs	(67)	(72)	(74)
Administration costs	(23)	(14)	(22)
Past service cost due to plan amendments and curtailments	66	(3)	17
(Losses)/gains due to experience and demographic assumption changes	1	3	3

Profit from operations	(23)	(86)	(76)
Net finance cost	(114)	(107)	(120)

Total employee benefit expense	(137)	(193)	(196)

Summary of Employee Benefit Expense Recognized in Income Statement
The employee benefit expense is included in the following line items of the income statement:

Million US dollar	2019	2018	2017
Cost of sales	(17)	(26)	(24)
Distribution expenses	(5)	(11)	(10)
Sales and marketing expenses	(4)	(16)	(15)
Administrative expenses	3	(28)	(29)
Other operating (expense)/income	0	(6)	(4)
Exceptional items	0	1	6
Net finance cost	(114)	(107)	(120)

	(137)	(193)	(196)

Summary of Weighted Average Assumptions used in Computing Benefit Obligations
Weighted average assumptions used in computing the benefit obligations of the company’s significant plans at the balance sheet date are as follows:

	2019
	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev
Discount rate	3.3%	3.1%	7.5%	7.2%	2.0%	3.3%
Price inflation	2.5%	2.0%	3.5%	3.8%	3.1%	2.7%
Future salary increases	0	1.0%	4.3%	7.4%-5.4%	0	3.8%
Future pension increases	0	2.0%	3.5%	3.8%	2.9%	2.7%
Medical cost trend rate	6.5%-4.5%	4.5%	0	7.4%	0	6.6%-6.1%
Life expectation for a 65 year old male	85	87	82	85	87	85
Life expectation for a 65 year old female	87	89	85	88	89	87

	2018
	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev
Discount rate	4.3%	3.9%	9.0%	8.9%	2.8%	4.3%
Price inflation	2.5%	2.0%	3.5%	4.0%	3.4%	2.7%
Future salary increases	—	1.0%	4.3%	7.6%-5.6%	—	3.8%
Future pension increases	—	2.0%	3.5%	4.0%	3.0%	2.8%
Medical cost trend rate	6.5%-4.5%	4.5%	—	7.6%	—	6.8%-6.0%
Life expectation for a 65 year old male	85	87	82	85	87	85
Life expectation for a 65 year old female	87	89	85	88	89	87

Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

Million US dollar	2019
	Change in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5%	(523)	565
Price inflation	0.5%	171	(182)
Future salary increase	0.5%	32	(30)
Medical cost trend rate	1.0%	45	(39)
Longevity	One year	251	(252)

Summary of Fair Value of Plan Assets
The fair value of plan assets at 31 December consists of the following:

	2019			2018
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Government bonds	33%	—	33%	32%	—	32%
Corporate bonds	35%	—	35%	36%	—	36%
Equity instruments	23%	—	23%	22%	—	22%
Property	—	4%	4%	—	4%	4%
Insurance contracts and others	4%	1%	5%	4%	2%	6%

	95%	5%	100%	94%	6%	100%

Present Value of Defined Benefit Obligation [Member]
Statement [LineItems]
Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
The changes in the present value of the defined benefit obligations are as follows:

Million US dollar	2019	2018	2017
Defined benefit obligation at 1 January	(7 568)	(8 410)	(7 952)
Current service costs	(67)	(72)	(74)
Interest cost	(326)	(322)	(340)
Past service gain/(cost)	(9)	(3)	17
Settlements	109	45	6
Benefits paid	596	493	502
Contribution by plan participants	(2)	(3)	(4)
Actuarial gains/(losses) – demographic assumptions	61	27	24
Actuarial gains/(losses) – financial assumptions	(912)	350	(264)
Experience adjustments	29	14	(21)
Exchange differences	(86)	313	(343)
Transfers and other movements	32	—	39
Defined benefit obligation at 31 December	(8 143)	(7 568)	(8 410)

Plan Assets [Member]
Statement [LineItems]
Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
The changes in the fair value of plan assets are as follows:

Million US dollar	2019	2018	2017
Fair value of plan assets at 1 January	5 059	5 623	5 177
Interest income	218	225	239
Administration costs	(23)	(14)	(22)
Return on plan assets exceeding interest income	579	(333)	233
Contributions by AB InBev	294	307	315
Contributions by plan participants	2	3	4
Benefits paid net of administration costs	(596)	(493)	(502)
Assets distributed on settlements	(107)	(45)	(7)
Exchange differences	46	(214)	214
Transfers and other movements	(30)	—	(28)
Fair value of plan assets at 31 December	5 442	5 059	5 623